Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations
The following table presents the projected benefit obligation, fair value of plan assets, funded status and accumulated benefit obligation for the Domestic Plan, the U.K. Plan and the International Plans:

	Domestic Plan		U.K. Plan		International Plans
	2018	2017	2018	2017	2018	2017
	(in millions)
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$384	$381	$443	$404	$86	$81
Service cost	—	—	3	2	2	1
Interest cost	12	12	9	10	2	1
Prior service cost(1)	—	—	4	—	—	—
Actuarial loss (gain)	(14)	16	(39)	4	—	3
Settlements and curtailments	(2)	(1)	—	—	(1)	—
Effect of foreign exchange rates	—	—	(25)	40	(1)	4
Benefits paid	(23)	(24)	(20)	(17)	(5)	(4)
Benefit obligation at end of year	$357	$384	$375	$443	$83	$86

Change in Plan Assets:
Fair value of plan assets at beginning of year	$306	$267	$386	$336	$65	$58
Actual return on plan assets, net of expenses	(23)	43	(14)	24	(1)	6
Employer contributions	16	21	10	9	4	4
Settlements	(2)	(1)	—	—	—	—
Effect of foreign exchange rates	—	—	(22)	34	—	1
Benefits paid	(23)	(24)	(20)	(17)	(5)	(4)
Fair value of plan assets at end of year	274	306	340	386	63	65
Funded status at end of year (underfunded)	(83)	(78)	(35)	(57)	(20)	(21)
Accumulated benefit obligation	$357	$384	$375	$443	$83	$86

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(1)	Relates to U.K. pension equalization requirements.

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated balance sheets consisted of the following:

	Domestic Plan		U.K. Plan		International Plans
	2018	2017	2018	2017	2018	2017
	(in millions)
Other non-current assets	$—	$—	$—	$—	$7	$9
Other liabilities	(83)	(78)	(35)	(57)	(27)	(30)
Net amount recognized	$(83)	$(78)	$(35)	$(57)	$(20)	$(21)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive loss consisted of the following:

	Domestic Plan			U.K. Plan			International Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in millions)
Net actuarial loss (gain)	$22	$(15)	$—	$(14)	$13	$41	$3	$—	$3
Prior service cost (credit)	(4)	(3)	(3)	4	—	—	—	—	—
Amortization of net loss	(3)	(3)	(3)	(4)	(4)	(2)	(1)	—	(1)
Net amount recognized	$15	$(21)	$(6)	$(14)	$9	$39	$2	$—	$2

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized Over Next Fiscal Year
The estimated unrecognized prior service cost and net loss that will be amortized into net periodic pension cost (credit) during the year ended December 31, 2019 are as follows:

	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Unrecognized prior service cost(1)	$3	$—	$—
Unrecognized net loss(1)	3	4	—
Amount unrecognized	$6	$4	$—

Schedule of Net Periodic Pension Cost (Credit)
The net periodic pension cost (credit) was as follows:

	Domestic Plan			U.K. Plan			International Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in millions)
Service cost	$6	$8	$8	$3	$2	$2	$2	$2	$3
Interest cost	12	12	13	9	10	12	2	2	2
Expected return on plan assets	(19)	(19)	(19)	(21)	(19)	(22)	(3)	(3)	(3)
Amortization of prior service cost	3	3	4	—	—	—	—	—	—
Amortization of net loss	3	3	3	4	4	2	1	—	—
Net periodic pension cost (credit)	$5	$7	$9	$(5)	$(3)	$(6)	$2	$1	$2

Schedule of Weighted Average Assumptions Used
The weighted-average assumptions used to determine benefit obligations were as follows:

	Domestic Plan		U.K. Plan		International Plans
	2018	2017	2018	2017	2018	2017
Discount rate	4.3%	3.6%	3.1%	2.6%	3.3%	2.4%
Salary inflation	N/A	N/A	1.8	1.8	2.2	2.2
Pension inflation	N/A	N/A	3.0	3.0	1.8	1.8

The weighted-average assumptions used to determine net periodic pension cost (credit) were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate	3.6%	4.0%	4.2%	2.6%	2.8%	3.9%	2.9%	3.0%	3.5%
Expected return on plan assets	7.0	7.0	7.3	5.5	5.5	6.5	4.6	4.3	5.4
Salary inflation	N/A	N/A	N/A	1.8	1.9	1.7	2.2	2.1	2.1
Pension inflation	N/A	N/A	N/A	3.0	3.1	2.8	1.8	1.7	1.6

Schedule of Fair Value of Pension Assets
The following tables present the fair value hierarchy of total plan assets measured at fair value by asset category:

	December 31, 2018
	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Level 1
Cash and cash equivalents	$—	$34	$11
Equity funds	—	33	2
Bond funds	—	39	—
Alternative investments	—	140	—
Level 2
Equity funds	—	—	4
Bond funds	—	—	6
Net asset value(1)
Bond funds	—	44	—
Common collective trusts	274	—	40
Other	—	50	—
	$274	$340	$63

	December 31, 2017
	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Level 1
Cash and cash equivalents	$—	$—	$11
Level 2
Equity funds	—	—	6
Bond funds	—	—	5
Net asset value(1)
Common collective trusts	306	386	43
	$306	$386	$65
____________

(1)	Certain investments are measured at net asset value per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy.

Schedule of Expected Benefit Payments
As of December 31, 2018, the benefits expected to be paid in the next five years and in the aggregate for the five years thereafter were as follows:

	Domestic Plan	U.K. Plan	International Plans
Year	(in millions)
2019	$35	$19	$11
2020	27	19	6
2021	27	20	5
2022	26	20	5
2023	26	20	5
2024-2028	121	107	24
	$262	$205	$56